Earning Per Share - Schedule of Computation of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Numerator:
Net loss applicable to shareholders of Ordinary Shares		$ (4,601)	$ (4,876)
Denominator:
Weighted average shares used in computing basic net loss per share	[1]	3,711,018	1,137,303
Weighted average shares used in computing diluted net loss per share	[1]	3,711,018	1,137,303
Net loss per share of Ordinary Share, basic		$ (1.24)	$ (4.29)
Net loss per share of Ordinary Share, diluted		$ (1.24)	$ (4.29)

[1]	Retroactively adjusted to give effect to the reverse share split, see also note 6.